Other Assets and Receivables - Summary of Real Estate Held for Own Use and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other assets and receivables [Line Items]
Beginning balance	€ 165
Ending balance	€ 72	€ 165
% of real estate appraised in the current year	7.00%	50.00%
% of appraisals performed by independent external appraisers	100.00%	100.00%
Real estate held for own use and equipment	€ 324	€ 455
General account real estate held for own use [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	185	209
Additions	0
Capitalized subsequent expenditure	1	7
Disposals	(32)
Transfer to investments in real estate	(5)	(14)
Unrealized gains/(losses) through equity	(1)	(4)
Realized gains/(losses) through income statement	0
Depreciation through income statement	(4)	(5)
Impairment losses	0	(13)
Net exchange differences	4	5
Transfers from disposal groups	(76)
Other	1
Ending balance	73	185
Real estate held for own use and equipment	73	185
General account real estate held for own use [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	218
Ending balance	95	218
General account real estate held for own use [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	(33)
Ending balance	(23)	(33)
Equipment [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	270	263
Additions	72	69
Disposals	(5)	(2)
Depreciation through income statement	(71)	(71)
Impairment losses	(2)	(4)
Net exchange differences	13	16
Transfers from disposal groups	(27)
Other	2	(1)
Ending balance	251	270
Real estate held for own use and equipment	251	270
Equipment [member] | Carrying value [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	679
Ending balance	636	679
Equipment [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of other assets and receivables [Line Items]
Beginning balance	(409)
Ending balance	€ (386)	€ (409)